GOODWILL ON ACQUISITIONS, NET	6 Months Ended
Jun. 30, 2023
GOODWILL ON ACQUISITIONS, NET
GOODWILL ON ACQUISITIONS, NET

NOTE 5 — GOODWILL ON ACQUISITIONS, NET

During the year ended December 31, 2022, the Company completed two acquisitions. These acquisitions are expected to strengthen the Company’s business expansion and to generate synergy with the Company’s organic business. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition. The Company completed the valuation necessary to assess the fair value of the acquired assets and liabilities, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates.

Management has recorded a total provisional goodwill of $73.7 million arising from two acquisitions. The final goodwill arising from the acquisitions is dependent on the completion of the valuation of the assets acquired and liabilities assumed (including any intangible assets). Adjustments to the provisional amount may be required upon finalization of the valuation of net assets. There is a twelve-month period to finalize the purchase price allocation, accordingly management’s assessment is provisional at this time.

Goodwill arising from the business combinations, which are not tax deductible, are mainly attributable to synergies expected to be achieved from the acquisitions.